EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF EMPLOYEE BENEFITS
	2023	2022	2021

Short-term employee benefits	$2,961,866	$2,126,750	$3,019,824
Severances	17,506	247,860	22,329
Total	$2,979,372	$2,374,610	$3,042,153